Basis for consolidation	12 Months Ended
Dec. 31, 2025
Basis For Consolidation
Basis for consolidation

3.	Basis for consolidation

Highlighted below are both the direct and indirect subsidiaries, as well as investment funds included in the Consolidated Financial Statements of Banco Santander. Similar information regarding entities accounted for using the equity method by the Bank is provided in note 11.

		Number of Shares or Units Held (in Thousands)			12/31/2025
Investments	Business Segment	Ordinary Shares and Quotas	Preferred Shares	Equity interest of Banco Santander	Ownership Interest
Controlled by Banco Santander
Santander Sociedade de Crédito, Financiamento e Investimento S.A. (new name of Aymoré Crédito, Financiamento e Investimento S.A.)	Financial	50,159	—	100.00%	100.00%
Esfera Fidelidade S.A.	Services Provision	10,001	—	100.00%	100.00%
Return Capital Asset and Holding Management S.A.	Debt Collection and Credit Recovery Management	486,010	—	100.00%	100.00%
Em Dia Serviços Especializados em Cobrança Ltda	Debt Collection and Credit Recovery Management	257,306	—	100.00%	100.00%
Rojo Entretenimento S.A.	Service Provision	7,417	—	94.60%	94.60%
Sanb Promotora de Vendas e Cobrança Ltda.	Provision of Digital Media Services	71,181	—	100.00%	100.00%
Sancap Investimentos e Participações S.A. (Sancap)	Holding	23,538,159	—	100.00%	100.00%
Santander Brasil Administradora de Consórcio Ltda. (Santander Brasil Consórcio)	Consortium	372,186	—	100.00%	100.00%
Santander Corretora de Câmbio e Valores Mobiliários S.A.	Securities Brokerage	14,067,640	14,067,640	99.99%	99.99%
Santander Corretora de Seguros, Investimentos e Serviços S.A.	Insurance Broker	7,184	—	100.00%	100.00%

Santander Holding Imobiliária S.A.	Others	558,601	—	100.00%	100.00%
Santander Leasing S.A. Arrendamento Mercantil (Santander Leasing)	Leasing	164	—	100.00%	100.00%
F1RST Tecnologia e Inovação Ltda.	Provision of Technology Services	241,941	—	100.00%	100.00%
Pulse Client Expert Ltda. (nova denominação social da SX Negócios)	Provision of Call Center Services	75,050	—	100.00%	100.00%
Tools Soluções e Serviços Compartilhados LTDA	Services Provision	192,000	—	100.00%	100.00%
Subsidiaries of Santander Sociedade de Crédito, Financiamento e Investimento S.A. (new name of Aymoré Crédito, Financiamento e Investimento S.A.)
Banco Hyundai Capital Brasil S.A.	Bank	150,000	—	50.00%	50.00%
Solution 4Fleet Consultoria Empresarial S.A.	Tecnology	500,411	—	100.00%	100.00%
Subsidiary of Santander Leasing
Banco Bandepe S.A.	Bank	3,589	—	100.00%	100.00%
Santander Distribuidora de Títulos e Valores Mobiliários S.A.	Distributor	461	—	100.00%	100.00%
Subsidiaries of Sancap Investimentos e Participações S.A.
Santander Capitalização S.A.	Capitalization	64,615	—	100.00%	100.00%
Evidence Previdência S.A.	Pension	42,819,564	—	100.00%	100.00%
Subsidiary of Santander Corretora de Seguros
América Gestão Serviços em Energia S.A.	Energy	653	—	70.00%	70.00%
Fit Economia de Energia S.A.	Energy	10,400	—	65.00%	65.00%
Subsidiary of Santander Distribuidora de Títulos e Valores Mobiliários S.A.
Toro Corretora de Títulos e de Valores Mobiliários Ltda.	Securities Brokerage	21,559	—	48.00%	48.00%
Santander Investimentos Sociedade Prestadora de Serviços de Ativos Virtuais S.A.	Investments	44,101	—	13.23%	13.23%
Subsidiary of Toro Corretora de Títulos e de Valores Mobiliários Ltda.
Santander Investimentos Sociedade Prestadora de Serviços de Ativos Virtuais S.A.	Investments	289,362	—	86.77%	86.77%
Jointly Controlled by Sancap
Santander Auto S.A.	Insurance company	22,452	—	50.00%	50.00%

Consolidated Investment Funds

•	Santander Fundo de Investimento Amazonas Multimercado Crédito Privado de Investimento no Exterior (Santander FI Amazonas);
•	Santander Fundo de Investimento Diamantina Multimercado Crédito Privado de Investimento no Exterior (Santander FI Diamantina);
•	Santander Fundo de Investimento Guarujá Multimercado Crédito Privado de Investimento no Exterior (Santander FI Guarujá);
•	Santander Fundo de Investimento SBAC Referenciado DI Crédito Privado (Santander FI SBAC);
•	Santander SBAC II Renda Fixa Curto Prazo;
•	Santander Paraty QIF PLC (Santander Paraty) (3);
•	Venda de Veículos Fundo de Investimento em Direitos Creditórios (Venda de Veículos FIDC) (1);
•	Prime 16 – Fundo de Investimento Imobiliário (current name of BRL V - Fundo de Investimento Imobiliário - FII) (2);
•	Santander FI Hedge Strategies Fund (Santander FI Hedge Strategies) (3);
•	Fundo de Investimento em Direitos Creditórios Multisegmentos NPL Ipanema VI - Não Padronizado (Fundo Investimento Ipanema NPL VI) (4);
•	Santander Hermes Multimercado Crédito Privado Infraestrutura Fundo de Investimentos;
•	Fundo de Investimentos em Direitos Creditórios Atacado – Não Padronizado (4);
•	Atual - Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior;
•	Getnet Fundo De Investimento Em Direitos Creditórios;
•	Santander Flex Fundo De Investimento Direitos Creditórios (4);
•	San Créditos Estruturados – Fundo de Investimento em Direitos Creditórios Não Padronizado (4);
•	D365 – Fundo De Investimento em Direitos Creditórios (4);
•	Fundo de Investimento em Direitos Creditórios Tellus (4);
•	Fundo de Investimento em Direitos Creditórios Precato IV (4);
•	Santander Hera Renda Fixa Fundo Incentivado de Investimento em Infraestrutura Responsabilidade Limitada;
•	San Preca Federal I Fundo De Investimento Em Direitos Creditórios - Responsabilidade Limitada;
•	Fundo De Investimento Em Direitos Creditórios Conretorno - Responsabilidade Limitada;
•	Ararinha Fundo de Investimento em Renda Fixa Longo Prazo;
•	Hyundai Fundo de Investimento em Direitos Creditórios;
•	Santander Módulo MX III Renda Fixa Referenciado DI CIC FIF RESP Limitada;
•	Santander Módulo SINQIA Renda Fixa Referenciado DI - CIC FIF RESP Limitada;
•	Santander Módulo SINQIA II Renda Fixa Referenciado DI - CIC FIF RESP Limitada.
•	Santander Módulo SINQIA III Renda Fixa Referenciado DI - CIC FIF RESP Limitada; and
•	Terras Fundo de Investimento nas Cadeias Produtivas do Agronegocio - Fiagro - Resp Limitada.

(1)	Renault, the car manufacturer (an entity not belonging to the Santander Conglomerate), sells its receivables to the Fund. This Fund exclusively buys receivables from Renault, the car manufacturer. In turn, Banco RCI Brasil S.A. holds 100% of its shares.
(2)	Banco Santander was listed as a creditor in certain overdue credit transactions that had real estate as collateral. The operation to recover these credits consisted of contributing the real estate as collateral to the capital of the Real Estate Investment Fund and subsequently transferring the Fund's shares to Banco Santander, through payment in kind for the aforementioned credit transactions.
(3)	Banco Santander, through its subsidiaries, holds the risks and benefits of Santander Paraty and its exclusive fund Santander FI Hedge Strategies, resident in Ireland, and both are fully consolidated in its Consolidated Financial Statements. Santander Paraty does not have its own equity position, and all records originate from the financial position of Santander FI Hedge Strategies.
(4)	Fund controlled by Return Capital Gestão de Ativos e Participações S.A.

Additionally, the entity Vert-11 Companhia Securitizadora de Créditos Financeiros was consolidated, as Banco Santander has full control over its assets.

a)                Incorporation of Toro Asset Management S.A. by Santander Investimentos Sociedade Prestadora de Serviços de Ativos Virtuais S.A.

On December 31, 2025, Toro Asset Management S.A. (“Toro Asset”) was fully merged, with its assets absorbed by its direct parent company, Santander Investimentos Sociedade Prestadora de Serviços de Ativos Virtuais S.A. (“Santander Investimentos”), in accordance with the conditions established in the Transaction Protocol and Justification. The implementation of the full merger of Toro Asset did not imply an increase in the share capital of Santander Investimentos, since all of the shares issued by Toro Asset were held by Santander Investimentos and, therefore, already reflected in an equity investment account.

b)                Partial spin-off of Return Capital Gestão de Ativos e Participações S.A. and incorporation of the spun-off portion by Banco Santander (Brasil) S.A.

On November 28, 2025, the partial spin-off of Return Capital Gestão de Ativos e Participações S.A. (“Return”) was approved, with the spun-off portion being incorporated by Banco Santander (Brasil) S.A. The operation aims to simplify the corporate structure, unify accounting processes, and reduce operational costs. The implementation of the incorporation of the spun-off portion of Return did not imply an increase in the share capital of Santander, since all of Return's issued shares are held by Santander Brasil and, therefore, already reflected in an investment account by equity method; on the other hand, Return's share capital was reduced by R$ 8,460,000, which corresponds to the spun-off portion.

c)                 Merger of Santander Leasing S.A. Arrendamento Mercantil by Banco Santander (Brasil) S.A.

On November 28, 2025, the merger of Santander Leasing S.A. Arrendamento Mercantil (“Santander Leasing”) into Banco Santander (Brasil) S.A. was approved. The operation aims to simplify the corporate structure, unify accounting processes, and reduce operational costs, in accordance with the conditions established in the Protocol and Justification of the operation. The full merger of Santander Leasing did not imply an increase in the share capital of Santander Brasil, since all the shares issued by Santander Leasing were held by Santander Brasil and, therefore, already reflected in an investment account by equity method. The merger will only take effect after approval by the Central Bank of Brazil.

d)                Sale of all of its shareholding in Galgo Sistemas de Informações S.A.

On March 20, 2025, Banco Santander (Brasil) S.A. and other shareholders signed certain documents establishing the terms and conditions of the purchase and sale of shares representing the entirety of the total and voting share capital of Galgo Sistemas de Informações S.A. to RTM – Rede de Telecomunicações para o Mercado Ltda. (“Transaction”). On May 7, 2025, with the completion of the Transaction, Banco Santander (Brasil) S.A. ceased to hold any shareholding in Galgo Sistemas de Informações S.A.

e)                Sale of all equity stake held in Summer Empreendimentos Ltda.

On February 24, 2025, Santander Holding Imobiliária S.A. (“SHI”) and Banco Santander (Brasil) S.A. signed certain documents establishing the terms and conditions for the purchase and sale of shares representing the entire share capital of Summer Empreendimentos Ltda. with RFM-E Ltda. (“Transaction”). On September 29, 2025, with the completion of the Transaction, Banco Santander (Brasil) S.A. and SHI ceased to hold any shareholding in Summer Empreendimentos Ltda.

f)                 Incorporation of Return Capital S.A. by Return Capital Gestão de Ativos e Participações S.A.

On September 30, 2024, Return Capital S.A. (“Return Capital”) was fully incorporated by Return Capital Gestão de Ativos e Participações S.A. (new name of Gira, Gestão Integrada de Recebíveis do Agronegócio S.A.) (“Return Participações”). The incorporation resulted in an increase in the share capital of Return Participações, in the amount of R$8,540,942,366.72 (eight billion, five hundred and forty million, nine hundred and forty-two thousand, three hundred and sixty-six reais and seventy-two centavos), through the issuance of 439,224,359 (four hundred and thirty-nine million, two hundred and twenty-four thousand, three hundred and fifty-nine) new common shares. As a result of the incorporation, Return Capital was extinguished by operation of law, being succeeded by Return Participações in all its rights and obligations.

g)                Incorporation of Mobills Labs Soluções Em Tecnologia Ltda by Toro Investimentos S.A.

On June 30, 2024, Mobills Labs Soluções em Tecnologia Ltda. (“Mobills Labs”) was fully incorporated and its equity was absorbed by its direct parent company, Toro Investimentos S.A. (“Toro Investimentos”), in accordance with the conditions established in the Protocol and Justification of the transaction. The implementation of the full incorporation of Mobills Labs did not imply an increase in the share capital of Toro Investimentos, since all of the shares issued by Mobills Labs were held by Toro Investimentos and, therefore, already reflected in the investment account by equivalence.

h)                Incorporation of Apê11 Tecnologia e Negócios Imobiliários S.A. by Santander Holding Imobiliária S.A

On June 28, 2024, Apê11 Tecnologia e Negócios Imobiliários S.A. (“Apê11”) was fully incorporated, with its assets absorbed by its direct parent company, Santander Holding Imobiliária S.A. (“SHI”), in accordance with the conditions established in the Protocol and Justification of the transaction. The implementation of the full incorporation of Apê11 did not imply an increase in SHI’s share capital, since all of Apê11’s shares were held by SHI and, therefore, were already reflected in its equity investment account.

On December 22, 2023, Santander Holding Imobiliária S.A. (“SHI”), a wholly-owned subsidiary of Banco Santander (Brasil) S.A., entered into, together with the shareholders of Apê11 Tecnologia e Negócios Imobiliários S.A. (“Apê11”), a certain Share Purchase and Sale Agreement to acquire the remaining 10% of the share capital of Apê11 (“Transaction”). As a result of the Transaction, SHI now holds 100% of the share capital of Apê11.

i)                  Partnership between Banco Santander (Brasil) S.A. and Pluxee International and Pluxee Pay Brasil Ltda.

On June 27, 2024, following the completion of the conditions precedent of the transaction announced on July 24, 2023, Banco Santander (Brasil) S.A. concluded the establishment of a partnership with the Pluxee Group (previously called Sodexo).

The economic rationale of the transaction is essentially based on: (i) the synergies arising from the combination of the businesses of Pluxee Instituição de Pagamento Brasil S.A. (current name of “Ben Benefícios e Serviços Instituição de Pagamentos S.A”) with the Pluxee Group in Brazil and (ii) the company's ability to explore Santander's customer base to offer its products and services (i.e. the capillarity of Santander's counter).

For the formation of the partnership, Banco Santander contributed the amount equivalent to R$2,044 million attributed: (i) to its investment in its benefits subsidiary, Pluxee Instituição de Pagamento Brasil S.A. (current name of “Ben Benefícios e Serviços Instituição de Pagamentos S.A”); (ii) to a portion of cash resources; (iii) to the exclusivity agreement for the exploration of its customer base.

As a result of the transaction, Banco Santander and Grupo Pluxee now hold 20% and 80% stakes, respectively, in the share capital of Pluxee Benefícios Brasil S.A. (“Pluxee”), the partnership investment vehicle.

j)	Incorporation of Mobills Corretora de Seguros Ltda. by Toro Asset Management S.A.

On May 31, 2024, Mobills Corretora de Seguros Ltda. (“Mobills Corretora”) was fully incorporated and its equity was absorbed by its direct parent company, Toro Asset Management S.A. (“Toro Asset”), in accordance with the conditions established in the Protocol and Justification of the transaction. The implementation of the full incorporation of Mobills Corretora did not imply an increase in Toro Asset’s share capital, since all of Mobills Corretra’s shares were held by Toro Asset and, therefore, already reflected in an investment account by equivalence.

k)                Acquisition of the remaining portion of Return Capital Gestão de Ativos e Participações S.A. (new name of Gira, Gestão Integrada de Recebíveis do Agronegócio S.A.) by Return Capital S.A.

On May 17, 2024, Return Capital S.A. (“Return”), a wholly-owned subsidiary of Banco Santander (Brasil) S.A., entered into a Share Purchase and Sale Agreement with the minority shareholders of Return Capital Gestão de Ativos e Participações S.A. (new name of Gira, Gestão Integrada de Recebíveis do Agronegócio S.A.) (“Gira”) to acquire the 20% of Gira’s share capital held by the minority shareholders (“Transaction”). As a result of the Transaction, Banco Santander (Brasil) S.A. indirectly held 100% of Gira’s share capital.

l)                  Acquisition of stake and investment in América Gestão Serviços em Energia S.A.

On March 12, 2024, Santander Corretora de Seguros, Investimentos e Serviços S.A. (“Santander Corretora”) formalized, together with the shareholders of América Gestão Serviços em Energia S.A. (“América Energia”), a Share Purchase and Sale Agreement and Other Covenants with a view to acquiring 70% of the total and voting share capital of América Energia (“Transaction”). The completion of the Transaction was subject to the fulfillment of certain usual suspensive conditions in similar transactions, including obtaining the relevant regulatory authorizations. On July 4, 2024, with the completion of the Transaction, Santander Corretora came to hold 70% of the share capital of América Energia.

m)               Acquisition of stake and investment in Fit Economia de Energia S.A.

On March 6, 2024, Santander Corretora de Seguros, Investimentos e Serviços S.A. concluded, in compliance with the applicable precedent conditions, the transaction for acquisition and investment in Fit Economia de Energia S.A. (“Company”), so that it now holds 65% of the Company's share capital (“Transaction”).

n)                Acquisition of the entire shareholding in Toro Participações S.A. and incorporation by Toro Corretora de Títulos e Valores Mobiliários S.A.

On January 3, 2024, after fulfilling the conditions precedent, Banco Santander concluded the transaction to acquire all of the shares of Toro Participações, so that it indirectly hold 100% of the share capital of Toro Corretora de Títulos e Valores Mobiliários S.A. and Toro Investimentos S.A. On February 29, 2024, the incorporation of Toro Participações S.A. by Toro Corretora de Títulos e Valores Mobiliários S.A. was approved.